UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  [811-05037]

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric W. Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave, 4th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  December 31, 2010

Item 1. Report to Stockholders.

ANNUAL REPORT

December 31, 2010

Congress Large Cap Growth Fund
Annual Letter to Mutual Fund Shareholders
For the period January 1, 2010 to December 31, 2010

Dear Shareholder:

Performance Highlights:

The stock market reversed earlier in the year losses to end 2010 on a positive note.  For the fourth quarter, the Class R shares of the portfolio, returned 12.45% compared with 11.83% for the Russell 1000® Growth Index (the “Russell 1000”).  For the year, the Class R shares returned 10.18% compared with 16.71% for the Russell 1000.

Positive factors that contributed to our relative performance for the year were asset allocation (+50bps) and security selection (+30bps) in Technology and an overweight in Industrials (+26bps).  Negative factors that contributed to our relative performance for the period were selections in Consumer Discretionary (-195bps) and Health Care (-129bps).

Throughout the year, market returns were driven by lower quality (as measured by balance sheet strength) and smaller companies.  The lower quality factor dissipated somewhat in the fourth quarter, but the size discrepancy continued apace.  For example, the Russell Mid Cap Growth Index returned 26.38% for the year compared with 16.71% for the Russell 1000.  With a median market cap of $34.1 billion, the Fund is over five times the size of the Russell 1000 with a median market cap of $6.2 billion.

Market Commentary:

The market continued to recover from the financial crisis punctuated by the Lehman Brothers collapse in September, 2008.  After a difficult second quarter, the market rallied from the August Federal Reserve announcement of a second quantitative easing program.  Fears that our economy would enter a second recession in as many years waned as it became clear that monetary policy would remain accommodative for economic growth.

In addition to the typical anxiety around the durability of recoveries, the market was forced to digest the changes brought on by new regulations guiding both the health care and finance sectors during 2010.  These sectors were especially volatile during the year and it will take some time to determine how the companies and stocks will respond in the heightened regulatory environment (i.e., Patient Protection and Affordability Act and Restoring American Financial Stability Act).

The economy appears to be on much firmer footing than a year ago.  The industrial side of the economy has improved considerably as manufacturing production was up 5.8% in 2010, driving capacity utilization to 76.0%.  Both of the popular ISM indices were very strong in December with the manufacturing ISM recording a 57.0 (anything above 50 is considered expansionary) and the non-manufacturing ISM up to 55.0.  While unemployment remains elevated, private payrolls registered 128,000 new jobs per month on average in the fourth quarter.

Over the last few years, many companies took advantage of the low borrowing rates to improve their balance sheets.  As a result, S&P 500® Index companies hold record amounts of cash compared with their market capitalizations.  This, combined with improved capacity utilization, low cost of capital and the accelerated depreciation allowance, should encourage renewed business spending in 2011.

Market volatility was low during the last five months of 2010.  This is likely to change.  Oil and commodity prices have risen considerably, increasing the risk of inflation.  Also, with gasoline prices averaging over $3 per gallon, the consumer may begin to curtail discretionary spending.  Financial stocks continue their pattern of one step back for every two steps forward.  The current headline risks, European sovereign debt and U.S. municipal debt, should abate but will likely pressure the market at various points.

Portfolio Commentary:

The Fund remains fully invested in established growth companies.  This market cycle is typical in that prior to and in the early stages of an economic recovery, lower quality companies tend to outperform.  Unique to this cycle is that lower quality outperformance has persisted longer than normal, which we attribute to the aggressive action taken by the federal government in the form of the two quantitative easing programs and the massive stimulus package enacted in 2009.  Inevitably, this will lead to inflationary pressures which are building in the form of higher energy and commodity prices.  As these pressures mount, we believe the balance sheet strength and ability to generate free cash flow will become more important.

The largest holding at year end was Freeport McMoran, the Arizona based mining company.  While the stock is volatile, the company has less than 30% debt and a net profit margin of 21.5%.  Reflecting the improved copper dynamics and the company’s shareholder friendly management, the company recently increased the annual dividend from $1.20 to $2.00 per share.  Juniper Networks was the second largest holding at year end. Juniper manufactures and sells networking gear to telecommunication companies and enterprise (business and government) users.  It has no net debt, substantial free cash flow and experienced about 20% growth in 2010.

Some companies, such as Intuitive Surgical Group that have solid growth characteristics have hurt the Fund.  Intuitive for instance has no debt and earnings growth of 30% but badly lagged the market during the fourth quarter. We have elected to hold Intuitive as we believe the long term growth potential of the company’s DaVinci robotic surgery machine is significant and not reflected in the stock price.

The portfolio allocation among market sectors reflects our view that this recovery will continue to be driven by capital spending, domestic manufacturing and international infrastructure building.  Accordingly, the industrial, materials and technology sectors combined comprise 46.3% of the portfolio.  We are still cautious about sectors working through new government mandates.  The financial and health care sectors, often significant holdings for us, combined compose 14.5% of the Fund, less than their weighting in our economy.  These weightings will shift through the year as the economic expansion continues and companies adjust to new regulatory obligations.

In Closing:

Thank you for the confidence you place in us and for your investment in the Fund.  We look forward to serving your investment needs.

Sincerely,

Daniel A. Lagan, CFA	Alfred A. Lagan, CFA	Gregg A. O’Keefe, CFA

Important Disclosures

Past performance is not a guarantee of future results.

The opinions provided herein are those of Congress Asset Management and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Investment performance reflects fee waivers. In the absence of such waivers total returns would be reduced.

Mutual fund investing involves risk. Principal loss is possible. The Fund may invest in foreign securities which may involve greater volatility and political, economic, and currency risks and differences in accounting methods.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Russell 1000® Growth Index measures performance of the large-cap growth segment of the U.S. Equity Universe. The Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. It is not possible to invest directly in an index.

The ISM manufacturing Index is a monthly index released by the Institute of Supply Management which tracks the amount of manufacturing activity that occurred in the previous month. The values for the index can be between 0 and 100.

A Basis Point (bps) is a unit that is equal to 1/100th of 1%, and is used to denote the change in a financial instrument.

Free Cash Flow (FCF) represents the cash that a company is able to generate after determining the money required to maintain or expand its asset base.

Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of fund holdings, please refer to the Schedule of Investment in this report.  Current and future portfolio holdings are subject to risk.

Congress Large Cap Growth Fund is distributed by Quasar Distributors, LLC.

CONGRESS LARGE CAP GROWTH FUND

SECTOR ALLOCATION at December 31, 2010 (Unaudited)

Sector Allocation	Percent of Net Assets

Information Technology	25.4%
Industrials	15.1%
Consumer Discretionary	13.7%
Consumer Staples	13.5%
Energy	9.9%
Financials	7.5%
Health Care	7.0%
Materials	5.8%
Cash*	2.1%
Net Assets	100.0%
* Cash Equivalents and Liabilities in Excess of Other Assets.

EXPENSE EXAMPLE For the Six Months Ended December 31, 2010 (Unaudited)

As a shareholder of the Congress Large Cap Growth Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees; distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/10 - 12/31/10).

Actual Expenses

The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, currently, a $15.00 fee is charged by the Fund’s transfer agent.  You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares less than 90 days after you purchase them.  An Individual Retirement Account (“IRA”) will be charged a $15.00 annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, investment advisory fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in the example, together with the amount you invested, to estimate the

CONGRESS LARGE CAP GROWTH FUND

EXPENSE EXAMPLE For the Six Months Ended December 31, 2010 (Unaudited) (Continued)

expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	7/1/10	12/31/10	7/1/10 – 12/31/10
Class R Actual	$1,000	$1,225	$5.61*
Class R Hypothetical
(5% return before expenses)	$1,000	$1,020	$5.09*
Class I Actual	$1,000	$1,227	$4.21**
Class I Hypothetical
(5% return before expenses)	$1,000	$1,021	$3.82**

*
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 1.00%, (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect the one-half year period).

**
Expenses are equal to the Fund’s annualized expense ratio for the most recent six month period of 0.75% (reflecting fee waivers in effect) multiplied by the average account value over the period multiplied by 184/365 (to reflect one-half year period).

CONGRESS LARGE CAP GROWTH FUND

VALUE OF $10,000 VS. RUSSELL 1000® GROWTH INDEX AND S&P 500® INDEX

Returns for the period ended December 31, 2010

		Since Inception
	One Year	(3/31/2009)
Congress Large Cap Growth Fund, Class R	10.18%	24.75%
Russell 1000® Growth Index	16.71%	33.98%
S&P 500® Index	15.06%	32.37%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 31, 2009, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

VALUE OF $500,000 VS. RUSSELL 1000® GROWTH INDEX AND S&P 500® INDEX

Returns for the period ended December 31, 2010

Since Inception
4/30/10
Congress Large Cap Growth Fund, Class I	7.88%
Russell 1000® Growth Index	10.30%
S&P 500® Index	7.49%

This chart illustrates the performance of a hypothetical $500,000 investment made on April 30, 2010, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect.  In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and dividends for a fund and dividends for an index.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 1-888-688-1299.

The Fund imposes a 1% redemption fee on shares held for less than 90 days. Performance does not reflect the redemption fee.  If reflected, the total return would be reduced.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2010

Shares		Value

COMMON STOCKS - 97.9%

Automobiles &
Components - 2.3%
18,100	Johnson Controls, Inc.	$691,420

Capital Goods - 10.2%
8,100	3M Co.	699,030
10,600	Deere & Co.	880,330
12,300	Fastenal Co.	736,893
10,000	United
	Technologies Corp.	787,200
		3,103,453

Consumer Services - 4.9%
9,700	McDonald’s Corp.	744,572
22,800	Starbucks Corp.	732,564
		1,477,136

Diversified Financials - 7.5%
2,300	CME Group, Inc.	740,025
19,000	JPMorgan Chase & Co.	805,980
11,400	T. Rowe Price
	Group, Inc.	735,756
		2,281,761
Energy - 9.9%
9,000	Devon Energy Corp.	706,590
10,000	Exxon Mobil Corp.	731,200
8,000	Occidental
	Petroleum Corp.	784,800
9,400	Schlumberger Ltd.	784,900
		3,007,490

Food & Staples Retailing - 2.4%
10,300	Costco Wholesale Corp.	743,763

Food, Beverage
& Tobacco - 8.8%
10,000	Coca Cola Co.	657,700
20,000	Dr Pepper Snapple
	Group, Inc.	703,200
10,000	The J.M. Smucker Co.	656,500
20,500	Kraft Foods,
	Inc. - Class A	645,955
		2,663,355

Health Care Equipment
& Services - 4.7%
9,000	Becton,
	Dickinson & Co.	760,680
2,600	Intuitive Surgical, Inc.*	670,150
		1,430,830

Household & Personal
Products - 2.2%
8,500	Colgate-Palmolive Co.	683,145
Materials - 5.8%
8,000	Freeport-McMoRan
	Copper & Gold, Inc.	960,720
8,300	Praxair, Inc.	792,401
		1,753,121
Media - 4.6%
15,500	Omnicom Group, Inc.	709,900
17,900	Walt Disney Co.	671,429
		1,381,329

Pharmaceuticals, Biotechnology
& Life Sciences - 2.2%
11,500	Celgene Corp.*	680,110

Retailing - 2.1%
14,200	The TJX
	Companies, Inc.	630,338

Software & Services - 9.7%
17,200	Accenture Ltd.	834,028
10,100	Citrix Systems, Inc.*	690,941
4,900	International Business
	Machines Corp.	719,124
14,200	Intuit, Inc.*	700,060
		2,944,153

Technology Hardware
& Equipment - 15.7%
2,700	Apple, Inc.*	870,912
18,000	Broadcom Corp.	783,900
33,300	EMC Corp.*	762,570
13,700	Hewlett-Packard Co.	576,770
24,800	Juniper Networks, Inc.*	915,616
17,110	QUALCOMM, Inc.	846,774
		4,756,542

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at December 31, 2010 (Continued)

Shares		Value

Transportation - 4.9%
11,400	Canadian National
	Railway Co.	$757,758
9,900	United Parcel
	Service, Inc.	718,542
		1,476,300
TOTAL COMMON STOCKS
(Cost $25,886,096)		29,704,246

SHORT-TERM INVESTMENT - 2.3%
Money Market Fund - 2.3%
682,408	Invesco Short-Term
	Treasury Portfolio -
	Institutional Class,
	0.039%, (a)	682,408
TOTAL SHORT-TERM
INVESTMENT
(Cost $682,408)		682,408
TOTAL INVESTMENTS
IN SECURITIES - 100.2%
(Cost $26,568,504)		30,386,654
Liabilities in Excess
of Other Assets - (0.2)%		(60,421)
TOTAL NET
ASSETS - 100.0%		$30,326,233

*	Non-income producing security.
(a)	7-day yield as of December 31, 2010

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2010

ASSETS:
Investments in securities, at value
(Cost $26,568,504) (Note 2)	$30,386,654
Receivables:
Dividends and interest	35,493
Prepaid expenses	2,718
Total assets	30,424,865

LIABILITIES:
Payables:
Distributions to shareholders	28,895
Administration fees	7,455
Fund shares redeemed	2,103
Investment advisory fees, net	330
Custody fees	2,048
Distribution fees	6,859
Fund accounting fees	10,170
Transfer agent fees	11,215
Chief Compliance Officer fees	1,875
Other accrued expenses	27,682
Total liabilities	98,632

NET ASSETS	$30,326,233

COMPONENTS OF NET ASSETS:
Paid-in capital	$27,801,518
Undistributed net investment income	781
Accumulated net realized loss on investments	(1,294,216)
Net unrealized appreciation on investments	3,818,150
Net assets	$30,326,233

Class R:
Net assets	$11,748,943
Shares issued and outstanding (unlimited number
of shares authorized without par value)	802,717
Net asset value, and redemption price per share	$14.64

Class I:
Net assets	$18,577,290
Shares issued and outstanding (unlimited number
of shares authorized without par value)	1,269,074
Net asset value, and redemption price per share	$14.64

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF OPERATIONS For the Year Ended December 31, 2010

INVESTMENT INCOME
Dividends (net of $1,488 foreign withholding tax)	$357,607
Interest	892
Total investment income	358,499

EXPENSES (NOTE 3)
Investment advisory fees	108,622
Administration fees	40,110
Transfer agent fees	39,554
Fund accounting fees	35,738
Registration fees	35,074
Distribution fees	21,536
Audit fees	18,797
Reports to shareholders	11,067
Miscellaneous expenses	9,819
Legal fees	7,735
Chief Compliance Officer fees	7,668
Custody fees	7,398
Trustee fees	4,163
Insurance expense	757
Total expenses	348,038
Less: fees waived	(166,354)
Net expenses	181,684
Net investment income	176,815

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on investments	(1,285,229)
Change in net unrealized appreciation on investments	3,225,056
Net realized and unrealized gain on investments	1,939,827
Net increase in net assets resulting from operations	$2,116,642

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended	Period Ended
	December 31,	December 31,
	2010	2009*
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
Net investment income	$176,815	$10,296
Net realized loss on investments	(1,285,229)	(8,954)
Change in net unrealized
appreciation on investments	3,225,056	593,094
Net increase in net assets
resulting from operations	2,116,642	594,436

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(176,058)	(11,090)
Total distributions to shareholders	(176,058)	(11,090)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived
from net change in outstanding
shares - Class R (a)(b)	4,890,500	5,102,865
Net increase in net assets derived
from net change in outstanding
shares - Class I (a)	17,808,938	—
Total increase in net assets from
capital share transactions	22,699,438	5,102,865
Total increase in net assets	24,640,022	5,686,211

NET ASSETS
Beginning of year/period	5,686,211	—
End of year/period	$30,326,233	$5,686,211
Undistributed net investment income	$781	$—

*	Fund and Class R shares commenced operations on March 31, 2009.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (Continued)

(a)	Summary of capital share transactions is as follows:

	Year Ended		Period Ended
	December 31, 2010		December 31, 2009*
	Shares	Value	Shares	Value
Class R
Shares sold	1,033,472	$6,086,104	425,953	$5,104,153
Shares issued in
reinvestment of distributions	1,799	26,338	447	6,033
Shares redeemed (b)	(658,374)	(1,221,942)	(580)	(7,321)
Net increase	376,897	$4,890,500	425,820	$5,102,865

(b) Net of redemption fees of $508 and $9.
* Fund and Class R shares commenced operations on March 31, 2009.

	Period Ended
	December 31, 2010**
	Shares	Value
Class I
Shares sold	1,509,577	$20,688,114
Shares issued in
reinvestment of distributions	8,253	120,824
Shares redeemed	(248,756)	(3,000,000)
Net increase	1,269,074	$17,808,938

**	Class I shares have been offered since April 30, 2010.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the year/period

CLASS R
	Year Ended	Period Ended
	December 31, 2010	December 31, 2009*
Net asset value, beginning of year/period	$13.35	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.08 **	0.03
Net realized and unrealized
gain on investments	1.28	3.35
Total from investment operations	1.36	3.38

LESS DISTRIBUTIONS:
From net investment income	(0.07)	(0.03)
Paid-in capital from
redemption fees (Note 2)	— ***	—	***
Net asset value, end of year/period	$14.64	$13.35
Total Return	10.18%	33.76	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year/period (millions)	$11.7	$5.7

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	2.10%	8.15	%+
After fees waived
and expenses absorbed	1.06%#	1.25	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS
Before fees waived
and expenses absorbed	(0.47)%	(6.39	)%+
After fees waived
and expenses absorbed	0.57%	0.51	%+
Portfolio turnover rate	69%	38	%^

*	The Fund and Class R shares commenced operations on March 31, 2009.
**	Calculated based on the average number of shares outstanding during the period.
***	Less than $0.01 per share.
+	Annualized.
^	Not annualized.
#	Effective April 30, 2010, the Advisor contractually agreed to limit the Class R shares annual ratio of expenses to 1.00% of the Class R daily net assets. See Note 3.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout the period

CLASS I
	Period Ended
	December 31, 2010*
Net asset value, beginning of period	$13.66

INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.10	**
Net realized and unrealized gain on investments	0.98
Total from investment operations	1.08

LESS DISTRIBUTIONS:
From net investment income	(0.10)
From net realized gain	—
Paid-in capital from redemption fees (Note 2)	—
Net asset value, end of period	$14.64
Total Return	7.88	%^

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions)	$18.6

RATIO OF EXPENSES TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	1.39	%+
After fees waived and expenses absorbed	0.75	%+

RATIO OF NET INVESTMENT INCOME (LOSS)
TO AVERAGE NET ASSETS
Before fees waived and expenses absorbed	0.42	%+
After fees waived and expenses absorbed	1.06	%+
Portfolio turnover rate	69	%^

*	Class I shares have been offered since April 30, 2010.
**	Calculatedbased on the average number of shares outstanding during the period.
+	Annualized.
^	Not annualized.

The accompanying notes are an integral part of these financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010

NOTE 1 – ORGANIZATION

The Congress Large Cap Growth Fund (the “Fund”) is a series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment management company. The Fund commenced operations on March 31, 2009.

The Fund offers Class R and Class I shares.  Each class of shares has equal rights as to earnings and assets except that each class bears different distribution expenses.  Each class of shares has exclusive voting rights with respect to matter that affect just that class.  Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains losses on investments are allocated to each class of shares based on its relative net assets.

The Fund’s investment objective is to seek long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation.  All equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”), are valued at the last reported sale price on the exchange on which the security is principally traded.  Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then themean between the last quoted closing bid and asked price will be used.

Short-term securities that have a maturity of less than 60 days, at the time of purchase, are valued at cost, which when combined with accrued interest, approximates market value.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees.  When a security is “fair valued,” consideration is given to the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Continued)

facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board of Trustees. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value.  Different funds could reasonably arrive at different values for the same security.  The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. At December 31, 2010, the Fund did not hold fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchythat prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security,whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Continued)

level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$29,704,246	$—	$—	$29,704,246
Short-Term Investment	682,408	—	—	682,408
Total Investments in Securities	$30,386,654	$—	$—	$30,386,654

^ See Schedule of Investments for industry breakout.

B.
Federal Income Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare each year as dividends in each calendar year at least 98.2%of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.  At December 31, 2010, theFund had no October losses.  At December 31, 2010, the Fund had capital loss carryforwards available for federal income tax purposes as follows:

Year of Expiration	Amount
December 31, 2017	$8,963
December 31, 2018	1,239,509
$1,248,472

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Continued)

tax position, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year (2009),or expected to be taken in the Fund’s 2010 tax returns.  The Fund identifies its major tax jurisdictions as U.S. Federal and Massachusetts State; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income.  Investment securities transactions are accounted for on the trade date.  Gains and losses realized on sales of securities are determined on a specific identification basis.  Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method.  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on an accrual basis.  Other non-cash dividends are recognized as investment income at the fair value of the property received.  Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

D.
Distributions to Shareholders.  Distributions to shareholders from net investment income and net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

F.
Share Valuation.  The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the NYSE is closed for trading.  The offering and redemption price is equal to the Fund’s net asset value per share.  The Fund charges a 1.00% redemption fee on shares held less

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Continued)

than 90 days.  This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in-capital and such fees become part of the Fund’s daily NAV calculation.

G.
Guarantees and Indemnifications.  In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

H.
Reclassification of Capital Accounts.  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net assets per value per share.  For the year ended December 31, 2010, the Fund increased undistributed net investment income by $24 and increased accumulated net realized loss on investments by $24.  Net assets were not affected by the change.

I.
Subsequent events.  In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

J.
New Accounting Pronouncements.  In January 2010, the FASB issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchase, sales, issuances, and settlements on a gross basis relating to Level 3 measurements. The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years. There were no significant transfers in to or out of Levels 1 and 2 during the current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. Management is currently evaluating the impact this disclosure may have on the Fund’s financial statements.

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY
TRANSACTIONS

Congress Asset Management Company (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Agreement”). Under the Agreement, the Advisor furnishes all investment advice, office space, certain administrative services, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund.  The Advisory monthly fee was recently reduced from 0.75% to 0.50% on April 30, 2010.  For the year ended December 31, 2010, the Fund incurred $108,622 in advisory fees.

The Advisor has contractually agreed to limit the Fund’s R Class annual ratio of expenses to 1.00% and I Class annual ratio of expenses to 0.75% of the Fund’s average daily net assets respectively. Prior to April 30, 2010, the Class R annual ratio of expenses limit was 1.25%.  The contract’s term is indefinite and may be terminated only by the Board of Trustees.  For the year ended December 31, 2010, the Advisor waived $108,622 in fees and reimbursed $57,732 in expenses for the Fund.

The Advisor is permitted to seek reimbursement from the Fund, subject to limitations for fees waived and/or Fund expenses it pays over the following three years after payment. At December 31, 2010, the remaining cumulative unreimbursed amounts paid and/or waived by the Advisor on behalf of the Fund that may be recouped are shown in the table below.  The Advisor may recapture a portion of the unreimbursed amounts no later than the date stated.

Year of Expiration	Amount
December 31, 2012	$138,944
December 31, 2013	$166,354

The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursement of fees and/or expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Fund’s Administrator (the “Administrator”) and, in that capacity, performs various administrative and accounting services for the Fund.  USBFS also serves as the Fund’s fund accountant, transfer agent, dividend disbursing agent and registrar.  The Administrator prepares various federal and state regulatory filings, reports and

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Continued)

returns for the Fund; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Fund’s expense accruals.  For the year ended December 31, 2010, the Fund incurred $40,110 in administration fees. The officers of the Trust are employees of the Administrator. The Chief Compliance Officer is also an employee of the Administrator.  For the year ended December 31, 2010, the Fund was allocated $7,668 of the Trust’s Chief Compliance Officer fee.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  U.S. Bank, N.A. serves as custodian (the “Custodian”) to the Fund. Both the Distributor and Custodian are affiliates of the Administrator.

The Fund has adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act with respect to the Class R shares.  The Plan provides that the Fund may pay a fee to the Distributor at an annual rate up to 0.25% of the average daily net assets of the Class R shares.  These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the year ended December 31, 2010, the Fund incurred $21,536 in distribution fees.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of securities, excluding short-term securities and U.S. Government securities for the Fund for the year ended December 31, 2010, were $35,204,228 and $12,974,843, respectively.

There were no purchases or sales of long-term U.S. Government securities for the year ended December 31, 2010.

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the year ended December 31, 2010 and period ended December 31, 2009 for the Fund was as follows:

	2010	2009
Distributions paid from:
Ordinary Income	$176,058	$11,090
Long-term capital gain	—	—
	$176,058	$11,090

CONGRESS LARGE CAP GROWTH FUND

NOTES TO FINANCIAL STATEMENTS December 31, 2010 (Continued)

As of December 31, 2010, the components of the accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$26,614,248
Gross unrealized appreciation on long positions	3,965,616
Gross unrealized depreciation on long positions	(193,210)
Net tax unrealized appreciation	$3,772,406
Undistributed ordinary income	781
Undistributed long-term capital gain	—
Total distributable earnings	$781
Other accumulated gains/(losses)	(1,248,472)
Total accumulated earnings/(losses)	$2,524,715

NOTE 6 – CREDIT FACILITY

U.S. Bank, N.A. (the “Bank”) has made available to the Fund a credit facility to be used for temporary or extraordinary purposes.  The maximum amount available for the Fund is $9,000,000.  During the year ended December 31, 2010, the Fund did not draw on the line of credit and there was no loan payable balance for the Fund at December 31, 2010.

CONGRESS LARGE CAP GROWTH FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders of Congress Large Cap Growth Fund and
 The Board of Trustees of Professionally Managed Portfolios

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Congress Large Cap Growth Fund (the “Fund”), a series of Professionally  Managed Portfolios, as of December 31, 2010, and the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year   then ended and for the period March 31, 2009 to (commencement of operation) December 31, 2009.  These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian.   An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Congress Large Cap Growth Fund as of December 31, 2010, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for the year then ended and the period March 31, 2009 to December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
February 24, 2011

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on July 19 and 20, 2010, the Board (which is comprised entirely of persons who are Independent Trustees as defined under the Investment Company Act) considered and approved the continuance of the Advisory Agreement for the Congress Large Cap Growth Fund (the “Fund”), a series of Professionally Managed Portfolios (the “Trust”) with Congress Asset Management Company, LLC (the “Advisor”) for another annual term.  At this meeting and at a prior meeting held on May 24 and 25, 2010, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  In addition, the Board engaged an independent third party consulting firm to review the nature and quality of the information presented to the Board.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
The nature, extent and quality of the services provided and to be provided by the Advisor under the Advisory Agreement.  The Board considered the Advisor’s specific responsibilities in all aspects of day-to-day investment management of the Fund.  The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, the Advisor’s disaster recovery plan, and the Advisor’s business continuity plan.  The Board also considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with the Advisor in person to discuss various marketing and compliance topics, including the Advisor’s diligence in risk oversight.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that the nature, overall quality, cost and extent of such management services are satisfactory and reliable.

2.	The Fund’s historical year-to-date performance and the overall performance of the Advisor. In assessing the quality of the portfolio

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund on both an absolute basis, and in comparison to its peer funds utilizing Lipper classifications.

The Board noted that the Fund’s one-year performance was below the median of its peer group and its benchmark.  The Board took into consideration the short period of time the Fund had been in operations.

The Board also considered any differences of performance between similarly managed accounts and the performance of the Fund and found the differences to be reasonable.

3.
The costs of the services to be provided by the Advisor and the structure of the Advisor’s fees under the Advisory Agreement.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to its peer funds and separate accounts for other types of clients advised by the Advisor, as well as expense waivers and reimbursements.

The Board noted that Congress had lowered its advisory fee after seven months of operating the Fund from 0.75% to 0.50%, well below its peer median.  In addition, the Board noted that the total expense ratio for the Fund was below its peer median.  The Board also noted that the Fund launched an Institutional Class mid-year and that the Advisor had contractually agreed to maintain the expense ratio of the new class at 0.75%.  Similarly, the Advisor had contractually agreed to maintain the expense ratio of the existing Class R at 1.00%.  The Board took into account the Fund’s smaller asset size while considering the Fund’s expenses.

The Board took into consideration the services the Advisor provided to its institutional and separately managed account clients comparing the fees charged for those management services to the fees charged to the Fund.  The Board found that the fees charged to Fund were in line with the fees charged by the Advisor to its institutional and separately managed account clients.

4.
Economies of Scale.  The Board also considered that economies of scale would be expected to be realized as the assets of the Fund grow.  The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, but considered revisiting this issue in the future as circumstances changed and asset levels increased.

CONGRESS LARGE CAP GROWTH FUND

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

5.
The profits to be realized by the Advisor and its affiliates from their relationship with the Fund.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and indirect benefits to the Advisor from advising the Fund.  The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional benefits derived by the Advisor from its relationship with the Fund, particularly benefits received in exchange for “soft dollars” and 12b-1 fees paid to the Advisor.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement, but rather the Board based its determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Advisor, including the advisory fee, were fair and reasonable.  The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited)

The Board is responsible for the overall management of the Trust, including general supervision and review of the investment activities of the Funds.  The Board, in turn, elects the officers of the Trust, who are responsible for administering the day-to-day operations of the Trust and its separate series.  The current Trustees and officers of the Trust, their dates of birth and positions with the Trust, term of office with the Trust and length of time served, their principal occupations for the past five years and other directorships held are set forth in the following table.

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held

Independent Trustees of the Trust

Dorothy A. Berry	Chairman	Indefinite	President, Talon	1	Trustee;
(born 1943)	and	Term;	Industries, Inc.		PNC Funds,
c/o U.S. Bancorp	Trustee	Since	(administrative,		Inc.
Fund Services, LLC		May 1991.	management and
2020 E. Financial Way			business consulting);
Suite 100			formerly, Executive
Glendora, CA 91741			Vice President and
Chief Operating
Officer, Integrated
Asset Management
(investment advisor
and manager) and
formerly, President,
Value Line, Inc.
(investment advisory
and financial
publishing firm).

Wallace L. Cook	Trustee	Indefinite	Investment	1	The Dana
(born 1939)		Term;	Consultant; formerly,		Foundation;
c/o U.S. Bancorp		Since	Chief Executive		The
Fund Services, LLC		May 1991.	Officer, Rockefeller		University of
2020 E. Financial Way			Trust Co., (prior		Virginia Law
Suite 100			thereto Senior Vice		School
Glendora, CA 91741			President), and		Foundation.
Managing Director,
Rockefeller & Co.
(Investment Manager
and Financial Advisor);
formerly, Senior Vice
President, Norton
Simon, Inc.

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held

Carl A. Froebel	Trustee	Indefinite	Former owner, Golf	1	None.
(born 1938)		Term;	Adventures, LLC,
c/o U.S. Bancorp		Since	(Vacation Services);
Fund Services, LLC		May 1991.	formerly, President
2020 E. Financial Way			and Founder, National
Suite 100			Investor Data Services,
Glendora, CA 91741			Inc. (investment related
computer software).

Steven J. Paggioli	Trustee	Indefinite	Consultant, since	1	Independent
(born 1950)		Term;	July 2001; formerly,		Trustee, The
c/o U.S. Bancorp		Since	Executive Vice		Managers
Fund Services, LLC		May 1991.	President, Investment		Funds;
2020 E. Financial Way			Company		Trustee,
Suite 100			Administration, LLC		Managers
Glendora, CA 91741			(mutual fund		AMG Funds,
			administrator).		Aston Funds;
Advisory
Board
Member,
Sustainable
Growth
Advisers, LP;
Independent
Director,
Chase
Investment
Counsel;
formerly
Independent
Director,
Guardian
Mutual
Funds.

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held

Officers of the Trust

Robert M. Slotky	Chief	Indefinite	Senior Vice	Not	Not
(born 1947)	Compliance	Term;	President, U.S.	Applicable.	Applicable.
c/o U.S. Bancorp	Officer	Since	Bancorp Fund
Fund Services, LLC		September	Services, LLC
2020 E. Financial Way		2004.	since July 2001.
Suite 100
Glendora, CA 91741	Anti-Money	Indefinite
	Laundering	Term;
	Officer	Since
December
2005.

Eric W. Falkeis	President	Indefinite	Senior Vice	Not	Not
(born 1973)		Term;	President and	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Chief Financial
Fund Services, LLC		January	Officer (and other
615 East Michigan St.		2011.	positions), U.S.
Milwaukee, WI 53202			Bancorp Fund
Services, LLC,
since 1997.

Patrick J. Rudnick	Treasurer	Indefinite	Vice President, U.S.	Not	Not
(born 1973)		Term;	Bancorp Fund	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Services, LLC,
Fund Services, LLC		November	since 2006; formerly,
615 East Michigan St.		2009.	Manager,
Milwaukee, WI 53202			PricewaterhouseCoopers
LLP (1999-2006).

CONGRESS LARGE CAP GROWTH FUND

TRUSTEES AND EXECUTIVE OFFICERS (Unaudited) (Continued)

Number of
		Term of		Portfolios
		Office and		in Fund
	Position	Length	Principal	Complex(2)	Other
Name, Age	with the	of Time	Occupation During	Overseen	Directorships
and Address	Trust(1)	Served	Past Five Years	by Trustees	Held

Elaine E. Richards	Secretary	Indefinite	Vice President and	Not	Not
(born 1968)		Term;	Legal Compliance	Applicable.	Applicable.
c/o U.S. Bancorp		Since	Officer, U.S. Bancorp
Fund Services, LLC		February	Fund Services, LLC,
2020 E. Financial Way		2008	since July 2007;
Suite 100			formerly Vice President
Glendora, CA 91741			and Senior Counsel,
Wells Fargo Funds
Management, LLC
(2004-2007).

(1)	The Trustees of the Trust are not “interested persons” of the Trust as defined under the 1940 Act (“Independent Trustees”).
(2)
The Trust is comprised of numerous series managed by unaffiliated investment advisors.  The term “Fund Complex” applies only to the Fund.  The Fund does not hold itself out as related to any other series within the Trust for purposes of investment and investor services, nor does it share the same investment advisor with any other series.

CONGRESS LARGE CAP GROWTH FUND

NOTICE TO SHAREHOLDERS (Unaudited)

For the year ended December 31, 2010, certain dividends paid by the Congress Large Cap Growth Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from net investment income designated as qualified dividend income was 100%.

For corporate shareholders in the Congress large Cap Growth Fund, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended December 31, 2010 was 100%.

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling (888) 688-1299. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30 is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the SEC on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling (888) 688-1299.  Furthermore, you can obtain the Form N-Q on the SEC’s website at www.sec.gov.  In addition, the Fund’s schedule of portfolio holdings are posted on its website at www.congressasset.com within fifteen business days after month-end.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

To reduce expenses, we may mail only one copy of the Fund’s prospectus and each annual and semi-annual report to those address shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 688-1299 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

CONGRESS LARGE CAP GROWTH FUND

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•Information we receive about you on applications or other forms;

•Information you give us verbally; and/or

•Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

This page is not a part of the Annual Report.

Advisor
CONGRESS ASSET MANAGEMENT COMPANY
2 Seaport Lane
Boston, Massachusetts  02210

Distributor
QUASAR DISTRIBUTORS, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Custodian
U.S. BANK, N.A.
Custody Operations
1555 N. RiverCenter Drive, Suite 302
Milwaukee, Wisconsin  53212

Transfer Agent, Fund Accountant and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, Wisconsin  53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania  19103

Legal Counsel
PAUL, HASTINGS, JANOFSKY & WALKER, LLP
Park Avenue Tower
75 E. 55th Street, Floor 15
New York, New York  10022

Congress Large Cap Growth Fund, Class R
Symbol – CAMLX
CUSIP – 742935216
Congress Large Cap Growth Fund, Class I
Symbol – CMLIX
CUSIP – 74216J789

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s President and Treasurer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that each member of the Trust’s audit committee is financially literate and independent.  Ms. Dorothy A. Berry and Messrs. Wallace L. Cook and Carl A. Froebel are each “audit committee financial experts” and are considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2010	FYE 12/31/2009
Audit Fees	$18,000	$16,000
Audit-Related Fees	N/A	N/A
Tax Fees	$2,300	$2,200
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentages of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 12/31/2010	FYE 12/31/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2010	FYE 12/31/2009
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees for the period.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the fiscal period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)/s/ Eric W. Falkeis
Eric W. Falkeis, President

Date    February 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)/s/ Eric W. Falkeis
Eric W. Falkeis, President

Date    February 28, 2011

By (Signature and Title)/s/ Patrick J. Rudnick
Patrick J. Rudnick, Treasurer

Date    February 28, 2011

* Print the name and title of each signing officer under his or her signature.